Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 5,205	$ 744	¥ 4,421
Less: Accumulated depreciation	(3,455)	(494)	(2,483)
Property and equipment, net	1,750	250	1,938
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,560	222	1,499
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	446	64	219
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,522	218	1,027
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,677	$ 240	¥ 1,676